Administrative and Selling Expenses (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of Detailed Information About Administrative and Selling Expenses

Year ended,	March 31, 2024	March 31, 2023

Administrative and selling expense is comprised of:

Personnel expenses	$43.3	$39.3

Share-based compensation expense (Note 34)	5.2	3.9

Professional, consulting, legal and other fees	18.8	20.7

Insurance	25.6	21.8

Software licenses	5.9	5.2

Amortization of intangible assets and non-producing assets	0.3	0.3

Other administrative and selling	15.9	8.1

	$115.0	$99.3